Note 15 - Other Long-term Liabilities - Reconciliation of Pension Cost Components (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Defined Benefit Retirement Indemnity Plans, France [Member]
Benefit obligations at beginning of year		€ 895	[1]	€ 842	[1]	€ 694
Service cost		67		66		45
Interest cost		14		13		15
Actuarial (gain) / loss						88
Amortization of net prior service cost		1		1
Benefits paid				(27)
Benefit obligations at end of year	[1]	976		895		842
Unrecognized actuarial (gain) loss	[2]	141		144		147
Unrecognized prior service cost	[2]	20		22		23
Accrued pension cost		815		729		672
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Benefit obligations at beginning of year		1,182	[3]	1,162	[3]	906
Service cost		131		118		81
Interest cost		6		6		10
Actuarial (gain) / loss				(12)		147
Benefits paid		(94)		(17)		(38)
Benefit obligations at end of year	[3]	1,311		1,182		1,162
Unrecognized actuarial (gain) loss	[4]	416		412		464
Unrecognized prior service cost	[4]
Accrued pension cost		895		769		698
Amortization of net loss		26		24		16
Exchange rate impact		€ (60)		€ (99)		€ 40

[1]	The accumulated benefit obligation was 692 thousand Euros and 627 thousand Euros at December 31, 2018 and 2017 respectively.
[2]	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2019 is 4 thousand Euros.
[3]	The accumulated benefit obligation was 960 thousand Euros and 872 thousand Euros at December 31, 2018 and 2017, respectively.
[4]	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2019 is 26 thousand Euros.